Property and Equipment, Net - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Depreciation on property and equipment	$ 893,598	$ 856,289	$ 3,335,895	$ 3,029,324
Accumulated amortization of right of use asset under finance lease	1,934,235	2,736,162	3,392,377	2,513,223
Right of use asset under finance lease	$ 7,938,137		69,892,379	71,078,655
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Capitalized interest			573,717	521,737
Capitalized inventory	$ 734,087	700,193	2,682,818	2,404,711
Property, plant and equipment impairment charges				3,064,468
Asset impairment charge	$ 0	$ 5,313,176	8,596,201	$ 5,169,951
Proceeds from sale of property, plant, and equipment			$ 395,458